UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636

                                 THE GALAXY FUND
               (Exact name of registrant as specified in charter)

                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
               (Address of principal executive offices) (Zip code)

                   ROBERT J. FITZPATRICK, ASSISTANT SECRETARY
                       C/O COLUMBIA MANAGEMENT GROUP, INC
                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-345-6611

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               [GRAPHIC OMITTED]

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

            ANNUAL REPORT
            October 31, 2005

            Galaxy Institutional Government
            Money Market Fund

            Galaxy Institutional
            Money Market Fund

            Galaxy Institutional Treasury
            Money Market Fund

                                                                  [LOGO] GALAXY
                                                                         FUNDS

--------------------------------------------------------------------------------

                          THE GALAXY MONEY MARKET FUNDS
                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o Information received from you on account applications or other forms;

      o Information about your transactions with us, our affiliates, or others;

      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;

      o     Information received from a consumer reporting agency; and

      o     Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with the Galaxy Money Market Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

----------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.

--------------------------------------------------------------------------------

      THE REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH FUND. A FUND'S PROSPECTUS CONTAINS MORE INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE FUND, AS WELL AS OTHER PERTINENT INFORMATION. FOR COMPLETE INFORMATION, AND BEFORE MAKING AN INVESTMENT DECISION ON ANY OF THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS, YOU SHOULD REQUEST A PROSPECTUS BY CALLING TOLL-FREE 1-800-345-6611. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

      Shares of the funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, including Columbia Management Advisors, LLC. INVESTMENTS IN THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE GALAXY INSTITUTIONAL MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

      Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. COLUMBIA MANAGEMENT DISTRIBUTORS, INC. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

UNDERSTANDING YOUR EXPENSES

--------------------------------------------------------------------------------

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

|_| FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT WWW.COLUMBIAFUNDS.COM OR BY CALLING 1-800-345-6611.

|_| FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR FINANCIAL INSTITUTION, CONTACT YOUR FINANCIAL INSTITUTION TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW FOR YOUR FUND TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

--------------------------------------------------------------------------------

As a shareholder of the funds, you incur certain ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the actual operating expenses and total return for the period for each share class. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the actual expense ratio for each share class. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
MAY 1, 2005 -  OCTOBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                     ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)        DURING THE PERIOD ($)    EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                  ACTUAL         HYPOTHETICAL    ACTUAL        HYPOTHETICAL    ACTUAL     HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL    1,000.00          1,000.00     1,016.20         1,024.20       1.02          1.02             0.20
--------------------------------------------------------------------------------------------------------------------------
SELECT           1,000.00          1,000.00     1,015.70         1,023.69       1.52          1.53             0.30
--------------------------------------------------------------------------------------------------------------------------
PREFERRED        1,000.00          1,000.00     1,014.90         1,022.94       2.29          2.29             0.45
--------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

GALAXY INSTITUTIONAL MONEY MARKET FUND
MAY 1, 2005 - OCTOBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                     ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE            EXPENSES PAID         FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)        DURING THE PERIOD ($)   EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                  ACTUAL         HYPOTHETICAL    ACTUAL        HYPOTHETICAL    ACTUAL     HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL    1,000.00          1,000.00     1,016.70         1,024.35       0.86          0.87             0.17
--------------------------------------------------------------------------------------------------------------------------
SELECT           1,000.00          1,000.00     1,016.10         1,023.79       1.42          1.43             0.28
--------------------------------------------------------------------------------------------------------------------------
PREFERRED        1,000.00          1,000.00     1,015.40         1,023.09       2.13          2.14             0.42
--------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

UNDERSTANDING YOUR EXPENSES

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
MAY 1, 2005 - OCTOBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                     ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID        FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)         DURING THE PERIOD ($)   EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                  ACTUAL         HYPOTHETICAL    ACTUAL        HYPOTHETICAL    ACTUAL     HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL    1,000.00          1,000.00     1,015.40         1,023.74       1.47          1.48             0.29
--------------------------------------------------------------------------------------------------------------------------
SELECT           1,000.00          1,000.00     1,015.00         1,023.24       1.98          1.99             0.39
--------------------------------------------------------------------------------------------------------------------------
PREFERRED        1,000.00          1,000.00     1,014.40         1,022.63       2.59          2.60             0.51
--------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.49%

                  FEDERAL FARM CREDIT BANK - 30.43%

 $ 35,000,000     3.99%, 12/27/05 (A)                           $    34,998,320
   20,000,000     3.76%, 08/09/06 (A)                                19,995,416
   25,000,000     3.78%, 01/25/07 (A)                                24,995,438
   30,000,000     3.75%, 10/03/07 (A)                                29,996,711
   25,000,000     3.75%, 10/26/07 (A)                                25,000,000
   24,000,000     3.96%, 11/01/07 (A)                                23,990,640
                                                                ---------------
                                                                    158,976,525
                                                                ---------------

                  FEDERAL HOME LOAN BANK - 14.09%

   17,500,000     5.38%, 05/15/06                                    17,611,277
   40,000,000     3.89%, 08/21/06 (A)                                40,000,993
    7,000,000     3.76%, 09/01/06 (A)                                 6,999,321
    9,000,000     3.73%, 12/13/06 (A)                                 8,997,220
                                                                ---------------
                                                                     73,608,811
                                                                ---------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.73%

   10,000,000     3.33%, 11/01/05 (B)                                10,000,000
   20,000,000     3.34%, 11/01/05 (B)                                20,000,000
   20,000,000     3.70%, 11/07/05 (A)                                20,000,000
   22,000,000     2.63%, 07/21/06                                    21,734,815
                                                                ---------------
                                                                     71,734,815
                                                                ---------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.24%

   10,000,000     6.00%, 12/15/05                                    10,029,499
   17,500,000     3.01%, 06/02/06                                    17,381,054
                                                                ---------------
                                                                     27,410,553
                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          331,730,704
                  (Cost $331,730,704)                           ---------------

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

REPURCHASE AGREEMENTS - 40.96%

 $125,000,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  4.0400%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $125,014,028
                  (Collateralized by Corporate and
                  U.S. Government Agency
                  Mortgage-Backed Obligations in a
                  joint trading account, 0.05% - 7.00%,
                  Due 04/16/16 - 01/16/45;
                  Total Par $627,436,747
                  Market Value $128,750,042)                    $   125,000,000
   88,975,000     Repurchase Agreement with:
                  UBS Finance
                  4.000%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $88,984,886
                  (Collateralized by U.S. Government
                  Agency Notes in a joint trading
                  account, 5.50% - 5.75%, Due 07/15/06 -
                  01/15/12; Total Par $87,120,046
                  Market Value $90,756,002)                          88,975,000
                                                                ---------------
                  TOTAL REPURCHASE AGREEMENTS                       213,975,000
                  (Cost $213,975,000)                           ---------------

TOTAL INVESTMENTS - 104.45% ...............................         545,705,704
(Cost $545,705,704)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - (4.45)% ................         (23,254,597)
                                                                ---------------
NET ASSETS - 100.00% ......................................     $   522,451,107
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.

(A) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2005.

(B)   Discount yield at time of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

CORPORATE NOTES AND BONDS - 48.81%

                  FINANCE - 48.81%

 $  1,000,000     1212 Jackson LLC
                  Series 2004
                  4.07%, 09/01/24 (A)
                  LOC: Fifth Third Bank                         $     1,000,000
    1,845,000     Allen Temple African Methodist
                  Episcopal Church
                  4.07%, 07/01/22 (A)
                  LOC: Fifth Third Bank                               1,845,000
   35,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  3.96%, 11/03/06 (C)                                35,008,699
   69,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  4.05%, 11/20/06 (B) (C)                            69,000,000
   17,600,000     Basic Water Co.
                  4.09%, 08/01/24 (A)
                  LOC: U.S. Bank, N.A.                               17,600,000
   36,000,000     CC USA, Inc., MTN
                  3.72%, 12/02/05 (B) (C)                            35,999,158
    1,040,000     Cincinnati Hills Christian Academy, Inc.
                  Series 2003
                  4.07%, 04/01/23 (A)
                  LOC: Fifth Third Bank                               1,040,000
    1,000,000     Consolidated Equities Realty No. 1 LLC
                  Series 2005
                  4.07%, 09/01/25 (A)
                  LOC: Fifth Third Bank                               1,000,000
    4,235,000     Corporate Finance Managers
                  3.88%, 02/02/43 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,235,000
   50,000,000     Fifth Third Bancorp
                  Extendible
                  3.99%, 11/23/06 (B) (C)                            50,000,000
    1,215,000     Fortune 5 LLC
                  4.07%, 09/01/22 (A)
                  LOC: Fifth Third Bank                               1,215,000
    1,500,000     Four Flags Properties, Inc.
                  Series 2003
                  4.07%, 10/01/28 (A)
                  LOC: Fifth Third Bank                               1,500,000
    1,500,000     Garfield Investment Group LLC
                  4.07%, 07/01/28 (A)
                  LOC: Fifth Third Bank                               1,500,000
  100,000,000     General Electric Capital Corp., MTN
                  Extendible
                  4.07%, 11/17/06 (C)                               100,032,375
    2,705,000     Grand Central, Inc.
                  4.07%, 10/01/09 (A)
                  LOC: U.S. Bank, N.A.                                2,705,000
   60,000,000     HBOS Treasury Services Plc, MTN
                  Extendible
                  3.88%, 11/01/06 (B) (C)                            60,000,000

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

                  FINANCE (CONTINUED)

 $  1,075,000     Home Builders Association of
                  Greater Toledo, Inc.
                  Series 2002
                  4.07%, 09/01/27 (A)
                  LOC: Fifth Third Bank                         $     1,075,000
    2,500,000     ILH LLC
                  Series 2005
                  4.07%, 11/01/35 (A)
                  LOC: Fifth Third Bank                               2,500,000
   50,000,000     K2 (USA) LLC, MTN
                  3.93%, 08/15/06 (B) (C)                            49,996,068
    5,800,000     Kokomo Grain Co., Inc.
                  4.11%, 11/01/10 (A) (B)
                  LOC: General Electric Capital Corp.                 5,800,000
   50,000,000     Links Finance LLC, MTN
                  3.96%, 03/15/06 (B) (C)                            50,002,140
  105,000,000     Morgan Stanley
                  Series EXL, Extendible
                  4.10%, 11/27/06 (C)                               105,000,000
    2,000,000     PCP Investors LLC
                  3.88%, 12/01/24 (A)
                  LOC: Wells Fargo Bank, N.A.                         2,000,000
    1,000,000     Pratt Plaza LLC
                  Series 2005
                  4.07%, 10/01/30 (A)
                  LOC: Fifth Third Bank                               1,000,000
   12,590,000     Redcay Funding LLC
                  Series 04-B
                  4.09%, 09/01/30 (A)
                  LOC: U.S. Bank, N.A.                               12,590,000
    3,230,000     Redcay Funding LLC
                  Series 05-B
                  4.09%, 10/01/30 (A)
                  LOC: SunTrust Bank, N.A.                            3,230,000
   40,000,000     Royal Bank of Canada
                  Series 1, MTN, Yankee
                  Extendible
                  3.95%, 11/10/06 (C)                                40,000,000
    3,950,000     Scion Investments LLC
                  3.90%, 10/01/30 (A)
                  LOC: National City Bank                             3,950,000
   20,000,000     Sigma Finance, Inc., MTN
                  4.21%, 01/23/06 (B) (C)                            20,002,134
   45,000,000     Sigma Finance, Inc., MTN
                  4.00%, 08/11/06 (B) (C)                            44,967,492
   40,000,000     Stanfield Victoria Funding LLC
                  Series 2, MTN
                  3.82%, 07/31/06 (B) (C)                            39,993,313
   10,000,000     Stanfield Victoria Funding LLC, MTN
                  3.99%, 05/24/06 (B) (C)                             9,999,291
   35,000,000     Tango Finance Corp., MTN
                  4.14%, 01/17/06 (B) (C)                            35,000,506
   80,000,000     U.S. Bank, N.A., BN
                  3.76%, 02/17/06 (C)                                79,999,809
    3,370,000     Waco Investors of Duluth, Ltd.
                  4.07%, 11/01/15 (A)
                  LOC: U.S. Bank, N.A.                                3,370,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2005

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

                  FINANCE (CONTINUED)

 $ 85,000,000     Wells Fargo & Co.
                  Extendible
                  3.96%, 11/15/06 (B) (C)                       $    85,000,000
   48,000,000     Whistlejacket Capital LLC, MTN
                  Series 1, MTN
                  3.82%, 05/15/06 (B) (C)                            47,997,429
   40,840,000     White Pine Finance LLC
                  Series 1, MTN
                  4.13%, 04/20/06 (B) (C)                            40,838,072
   43,000,000     White Pine Finance LLC, MTN
                  3.84%, 04/05/06 (B) (C)                            42,995,234
    8,970,000     Zoological Society of Philadelphia
                  Series 2003
                  4.12%, 06/01/18 (A)
                  LOC: Wachovia Bank, N.A.                            8,970,000
                                                                ---------------
                                                                  1,119,956,720
                                                                ---------------
                  TOTAL CORPORATE NOTES AND BONDS                 1,119,956,720
                  (Cost $1,119,956,720)                         ---------------

COMMERCIAL PAPER - 32.11%

                  FINANCE - 32.11%

   17,328,000     Brahms Funding Corp.
                  4.10%, 11/04/05 (D) (E)                            17,322,080
   50,000,000     Brahms Funding Corp.
                  4.10%, 11/04/05 (D) (E)                            49,982,917
   41,000,000     Charta LLC
                  3.79%, 11/21/05 (D) (E)                            40,914,355
    8,000,000     Cheyne Finance LLC
                  4.00%, 12/08/05 (B) (D)                             7,967,276
  100,000,000     Countrywide Financial Corp.
                  4.10%, 11/01/05 (D)                               100,000,000
   11,947,000     Countrywide Financial Corp.
                  4.15%, 11/01/05 (D)                                11,947,000
   15,488,000     Crown Point Capital Co.
                  Series A
                  3.75%, 01/12/06 (B) (D)                            15,374,008
   50,000,000     Curzon Funding LLC
                  4.01%, 12/13/05 (B) (D)                            49,767,250
   50,000,000     Giro Funding Corp.
                  4.14%, 01/17/06 (D) (E)                            49,561,528
   35,000,000     Govco, Inc.
                  4.12%, 01/17/06 (D) (E)                            34,694,567
   25,000,000     Grampian Funding LLC
                  4.15%, 01/31/06 (D) (E)                            24,740,903
   15,994,000     Ivory Funding Corp.
                  3.77%, 11/17/05 (D) (E)                            15,967,485
   32,010,000     Ivory Funding Corp.
                  4.18%, 01/23/06 (D) (E)                            31,704,465
   31,824,000     Lexington Parker Capital
                  4.10%, 11/01/05 (D) (E)                            31,824,000
   30,000,000     Picaros Funding LLC
                  4.00%, 02/17/06 (D) (E)                            29,647,200
   33,401,000     Scaldis Capital LLC
                  3.77%, 11/21/05 (D) (E)                            33,331,786

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

                  FINANCE (CONTINUED)

 $ 40,000,000     Scaldis Capital LLC
                  4.02%, 11/25/05 (D) (E)                       $    39,893,067
   10,000,000     Sedna Finance, Inc.
                  3.77%, 11/18/05 (B) (D)                             9,982,386
   27,500,000     Sedna Finance, Inc.
                  3.79%, 11/23/05 (B) (D)                            27,436,811
   31,400,000     Sheffield Receivables Corp.
                  3.93%, 11/15/05 (D) (E)                            31,352,132
   17,575,000     Solitaire Funding LLC
                  3.98%, 02/09/06 (D) (E)                            17,384,604
   25,000,000     Sunbelt Funding Corp.
                  3.93%, 11/14/05 (D) (E)                            24,964,611
   10,000,000     Sunbelt Funding Corp.
                  4.00%, 12/09/05 (D) (E)                             9,957,989
    3,498,000     Sunbelt Funding Corp.
                  4.05%, 12/09/05 (D) (E)                             3,483,120
   28,069,000     Whistlejacket Capital Ltd.
                  4.40%, 04/25/06 (B) (D)                            27,480,915
                                                                ---------------
                                                                    736,682,455
                                                                ---------------
                  TOTAL COMMERCIAL PAPER                            736,682,455
                  (Cost $736,682,455)                           ---------------

CERTIFICATES OF DEPOSIT - 7.38%

   50,000,000     Barclays Bank Plc
                  Yankee, Series 1
                  3.95%, 06/21/06 (C)                                49,996,043
   85,000,000     Canadian Imperial Bank of Commerce, N.Y.
                  Yankee, Extendible
                  4.03%, 11/15/06 (C)                                85,005,737
   34,350,000     Credit Suisse First Boston N.Y., Yankee
                  4.03%, 12/29/05 (C)                                34,351,095
                                                                ---------------
                  TOTAL CERTIFICATES OF DEPOSIT                     169,352,875
                  (Cost $169,352,875)                           ---------------

MUNICIPAL SECURITIES - 2.39%

                  ARIZONA - 0.09%

    2,175,000     Phoenix, IDA
                  Pilgrim Restaurant Foundation, Inc.
                  4.05%, 10/01/30 (A)
                  LOC: JPMorgan Chase Bank                            2,175,000
                                                                ---------------

                  GEORGIA - 0.22%

    5,000,000     Athens-Clarke County, IDA
                  Leucadia, Inc. Project
                  4.07%, 07/01/07 (A)
                  LOC: U.S. Bank, N.A.                                5,000,000
                                                                ---------------

                  IDAHO - 0.12%

    2,760,000     Boise City Urban Renewalagy Revenue
                  Series B
                  4.12%, 03/01/13 (A)
                  LOC: KeyBank, N.A.                                  2,760,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2005

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

                  MARYLAND - 0.52%

 $ 11,870,000     Maryland State, HEFA
                  Glen Meadows Retirement
                  Series B
                  4.06%, 07/01/29 (A)
                  LOC: Wachovia Bank, N.A.                      $    11,870,000
                                                                ---------------

                  MINNESOTA - 0.12%

    2,810,000     Eagan Multi-Family Housing Revenue
                  Thomas Lake, Series A-2
                  4.07%, 03/15/33 (A)
                  Credit Support: FNMA                                2,810,000
                                                                ---------------

                  NEW JERSEY - 0.97%

   22,225,000     North Hudson Sewage Authority
                  Sewer Revenue
                  Series B
                  3.88%, 08/01/31 (A)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                           22,225,000
                                                                ---------------

                  NEW MEXICO - 0.20%

    4,500,000     Las Cruces, IDR
                  F&A Dairy Products, Inc.
                  3.92%, 12/01/23 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,500,000
                                                                ---------------

                  PENNSYLVANIA - 0.05%

    1,245,000     Cumberland County Municipal Authority
                  LSN/TLS Obligation Group, Series B
                  3.99%, 01/01/08 (A)
                  LOC: Wachovia Bank, N.A.                            1,245,000
                                                                ---------------

                  WASHINGTON - 0.10%

    2,335,000     Meadow Springs Country Club Revenue
                  4.07%, 08/01/25 (A)
                  LOC: U.S. Bank, N.A.                                2,335,000
                                                                ---------------

                  TOTAL MUNICIPAL SECURITIES                         54,920,000
                  (Cost $54,920,000)                            ---------------

                  U.S. GOVERNMENT AGENCY OBLIGATION - 2.18%

                  FEDERAL FARM CREDIT BANK - 2.18%

   50,000,000     3.82%, 11/23/05 (C)                                50,000,000
                                                                ---------------

  PAR VALUE                                                          VALUE
 ------------                                                   ---------------

REPURCHASE AGREEMENTS - 7.29%

 $ 55,000,000     Repurchase Agreement with:
                  Citigroup 4.1125%, Due 11/01/05
                  dated 10/31/05 Repurchase Price
                  $55,006,283 (Collateralized by Corporate
                  Bonds in a joint trading account,
                  7.60% - 7.75%, Due 01/18/11 - 04/01/32;
                  Total Par $58,539,210 Market Value
                  $57,750,000)                                  $    55,000,000
  100,000,000     Repurchase Agreement with:
                  JPMorgan Chase Bank 4.1125%, Due 11/01/05
                  dated 10/31/05 Repurchase Price
                  $100,011,424 (Collateralized by Corporate
                  Bonds, 3.50% - 8.75%, Due 04/15/06
                  - 12/01/45; Total Par $108,074,000
                  Market Value $110,003,546)                        100,000,000
   12,341,000     Repurchase Agreement with:
                  Lehman Brothers, Inc. 4.1025%, Due
                  11/01/05 dated 10/31/05 Repurchase
                  Price $12,342,406 (Collateralized by
                  Corporate Bonds in a joint trading
                  account, 5.25% - 9.87%, Due 04/15/07 -
                  08/25/48; Total Par $12,638,171
                  Market Value $12,954,611)                          12,341,000
                                                                ---------------
                  TOTAL REPURCHASE AGREEMENTS                       167,341,000
                  (Cost $167,341,000)                           ---------------

TOTAL INVESTMENTS - 100.16% ...............................       2,298,253,050
(Cost $2,298,253,050)*                                          ---------------

NET OTHER ASSETS AND LIABILITIES - (0.16)% ................          (3,727,880)
                                                                ---------------
NET ASSETS - 100.00% ......................................     $ 2,294,525,170
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of October 31, 2005.

(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2005, these securities amounted to $825,599,483 which represents 35.98% of net assets. These securities are deemed to be liquid.

(C) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of October 31, 2005.

(D)   Discount yield at time of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2005

(E) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of October 31, 2005, these securities amounted to $486,726,809 which represents 21.21% of net assets. These securities are deemed to be liquid.

 Acronym     Name
 -------     ----
 BN          Bank Note
 FNMA        Federal National Mortgage Association
 HEFA        Health and Educational Facilities
             Authority
 IDA         Industrial Development Authority
 IDR         Industrial Development Revenue
 LOC         Letter of Credit
 MBIA        MBIA Insurance Corp.
 MTN         Medium Term Note
 SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005

  PAR VALUE                                                          VALUE
-------------                                                   ---------------
REPURCHASE AGREEMENTS - 100.19%

$ 165,000,000     Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  3.9400%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $165,018,058
                  (Collateralized by a U.S. Treasury
                  Note, 4.25%, Due 10/31/07;
                  Total Par $168,710,000
                  Market Value $168,301,730)                    $   165,000,000
  165,000,000     Repurchase Agreement with:
                  Greenwich Capital Market
                  3.9400%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $165,018,058
                  (Collateralized by U.S. Treasury
                  Notes, 3.38% - 4.25%,
                  Due 10/31/07 - 11/15/14;
                  Total Par $170,309,000
                  Market Value $168,300,557)                        165,000,000
  165,000,000     Repurchase Agreement with:
                  JPMorgan Chase Bank
                  3.9300%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $165,018,013
                  (Collateralized by a
                  U.S. Treasury Bill, 3.85%,
                  Due 11/10/05;
                  Total Par $196,165,000
                  Market Value $168,302,388)                        165,000,000
  165,000,000     Repurchase Agreement with:
                  UBS Finance
                  3.9400%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $165,018,058
                  (Collateralized by a U.S. Treasury
                  Note, 4.25%, Due 10/15/10;
                  Total Par $169,495,000
                  Market Value $168,301,438)                        165,000,000
  20,184,000      Repurchase Agreement with:
                  UBS Finance
                  4.0000%, Due 11/01/05
                  dated 10/31/05
                  Repurchase Price $20,186,243
                  (Collateralized by U.S. Government
                  Agency Notes in a joint trading
                  account, 5.50% - 5.75%,
                  Due 07/15/06 - 01/15/12;
                  Total Par $19,763,203
                  Market Value $20,588,021)                          20,184,000
                                                                ---------------
                  TOTAL REPURCHASE AGREEMENTS                       680,184,000
                  (Cost $680,184,000)                           ---------------

TOTAL INVESTMENTS - 100.19% ..............................          680,184,000
(Cost $680,184,000)*                                            ---------------

NET OTHER ASSETS AND LIABILITIES - (0.19)% ...............           (1,295,861)
                                                                ---------------
NET ASSETS - 100.00% .....................................      $   678,888,139
                                                                ===============

----------
*     Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

                                                                    GALAXY                  GALAXY                GALAXY
                                                           INSTITUTIONAL GOVERNMENT     INSTITUTIONAL     INSTITUTIONAL TREASURY
                                                              MONEY MARKET FUND       MONEY MARKET FUND     MONEY MARKET FUND
                                                           ------------------------   -----------------   ----------------------
ASSETS:
   Investment
      Investments at amortized cost (Note 2)               $            331,730,704   $   2,130,912,050   $                   --
      Repurchase agreements                                             213,975,000         167,341,000              680,184,000
                                                           ------------------------   -----------------   ----------------------
         Total Investments at value                                     545,705,704       2,298,253,050              680,184,000
   Cash                                                                          28                 612                      890
   Interest and dividends receivable                                      1,690,178           4,344,548                   74,430
   Deferred Trustees' fees (Note 4)                                          56,562             265,601                  283,041
                                                           ------------------------   -----------------   ----------------------
      Total Assets                                                      547,452,472       2,302,863,811              680,542,361
                                                           ------------------------   -----------------   ----------------------
LIABILITIES:
   Distributions payable                                                    828,023           5,137,277                1,057,737
   Payable for investments purchased                                     23,990,640           2,500,000                       --
   Payable to Columbia and affiliates (Note 4)                               86,458             320,054                   95,663
   Trustees' fees and expenses payable (Note 4)                                 241                 194                   18,496
   Deferred Trustees' fees (Note 4)                                          56,562             265,601                  283,041
   Accrued expenses and other payables                                       39,441             115,515                  199,285
                                                           ------------------------   -----------------   ----------------------
      Total Liabilities                                                  25,001,365           8,338,641                1,654,222
                                                           ------------------------   -----------------   ----------------------
NET ASSETS                                                 $            522,451,107   $   2,294,525,170   $          678,888,139
                                                           ========================   =================   ======================
NET ASSETS CONSIST OF:
   Par value                                               $                522,468   $       2,294,570   $              679,049
   Paid-in capital in excess of par value                               521,940,567       2,292,268,283              678,297,643
   Overdistributed net investment income                                    (10,982)            (35,806)                 (81,541)
   Accumulated net realized loss on investments sold                           (946)             (1,877)                  (7,012)
                                                           ------------------------   -----------------   ----------------------
TOTAL NET ASSETS                                           $            522,451,107   $   2,294,525,170   $          678,888,139
                                                           ========================   =================   ======================
Institutional Shares:
   Net assets                                              $            431,819,580   $   2,094,764,185   $          639,330,205
   Shares of beneficial interest outstanding                            431,834,633       2,094,800,542              639,462,592
                                                           ------------------------   -----------------   ----------------------
NET ASSET VALUE, offering and redemption price per share   $                   1.00   $            1.00   $                 1.00
                                                           ========================   =================   ======================
Select Shares:
   Net assets                                              $             72,418,282   $     107,769,685   $            4,406,343
   Shares of beneficial interest outstanding                             72,419,808         107,777,620                4,407,624
                                                           ------------------------   -----------------   ----------------------
NET ASSET VALUE, offering and redemption price per share   $                   1.00   $            1.00   $                 1.00
                                                           ========================   =================   ======================
Preferred Shares:
   Net assets                                              $             18,213,245   $      91,991,300   $           35,151,591
   Shares of beneficial interest outstanding                             18,213,822          91,992,169               35,178,497
                                                           ------------------------   -----------------   ----------------------
NET ASSET VALUE, offering and redemption price per share   $                   1.00   $            1.00   $                 1.00
                                                           ========================   =================   ======================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                    GALAXY                 GALAXY                GALAXY
                                                           INSTITUTIONAL GOVERNMENT     INSTITUTIONAL     INSTITUTIONAL TREASURY
                                                              MONEY MARKET FUND       MONEY MARKET FUND     MONEY MARKET FUND
                                                           ------------------------   -----------------   ----------------------
INVESTMENT INCOME:
   Interest (Note 2)                                       $             18,626,987   $      99,090,553   $           63,314,155
                                                           ------------------------   -----------------   ----------------------
      Total investment income                                            18,626,987          99,090,553               63,314,155
                                                           ------------------------   -----------------   ----------------------
EXPENSES:
   Investment advisory fees (Note 4)                                      1,324,351           6,921,775                4,948,454
   Administration fees (Note 4)                                             443,657           2,318,795                1,657,732
   Custodian fees                                                            27,176              53,520                   59,499
   Pricing and bookkeeping fees (Note 4)                                     97,411             148,745                  126,209
   Professional fees                                                         41,263             144,199                  133,672
   Shareholder servicing fees: (Note 4)
      Select Shares                                                         112,583           1,020,502                   17,573
      Preferred Shares                                                       31,779             325,619                  123,538
   Transfer agent fees: (Note 4)
      Institutional Shares                                                    5,178              19,982                   65,124
      Select Shares                                                             980                 236                      194
      Preferred Shares                                                          985                 229                      181
   Trustees' fees and expenses (Note 4)                                      26,996             148,282                  122,299
   Reports to shareholders                                                    3,632              16,386                   46,731
   Merger cost                                                                   --                  --                   51,024
   Miscellaneous                                                             98,567             196,081                  122,206
                                                           ------------------------   -----------------   ----------------------
      Total expenses before reimbursement/waiver                          2,214,558          11,314,351                7,474,436
                                                           ------------------------   -----------------   ----------------------
      Less: fees waived or reimbursed by
         Investment Advisor (Note 4)                                       (760,518)         (3,877,983)                (181,807)
      Less: fees waived or reimbursed by
         Investment Advisor or affiliates of
         Investment Advisor (Note 4)
      Institutional Shares                                                   (1,074)            (15,075)                  (4,599)
      Select Shares                                                         (38,457)           (340,354)                  (5,961)
      Preferred Shares                                                         (930)               (180)                 (13,736)
                                                           ------------------------   -----------------   ----------------------
      Total expenses, net of reimbursement/waiver                         1,413,579           7,080,759                7,268,333
                                                           ------------------------   -----------------   ----------------------
NET INVESTMENT INCOME                                                    17,213,408          92,009,794               56,045,822
                                                           ------------------------   -----------------   ----------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)                          (844)              5,676                   (7,012)
                                                           ------------------------   -----------------   ----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $             17,212,564   $      92,015,470   $           56,038,810
                                                           ========================   =================   ======================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          GALAXY
                                                                 INSTITUTIONAL GOVERNMENT
                                                                    MONEY MARKET FUND
                                                             -------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                                                  2005             2004
                                                             --------------   --------------
NET ASSETS AT BEGINNING OF PERIOD                            $  641,349,158   $  832,310,423
                                                             --------------   --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                         17,213,408        8,356,092
   Net realized gain (loss) on investments sold                        (844)            (102)
                                                             --------------   --------------
      Net increase in net assets resulting from operations       17,212,564        8,355,990
                                                             --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
      Net investment income                                     (15,022,706)      (7,349,013)
                                                             --------------   --------------
   SELECT SHARES: *
      Net investment income                                      (1,886,638)        (708,263)
                                                             --------------   --------------
   PREFERRED SHARES: *
      Net investment income                                        (307,424)        (311,582)
                                                             --------------   --------------
         Total distributions to shareholders                    (17,216,768)      (8,368,858)
                                                             --------------   --------------
NET DECREASE FROM SHARE TRANSACTIONS(1)                        (118,893,847)    (190,948,397)
                                                             --------------   --------------
   Net decrease in net assets                                  (118,898,051)    (190,961,265)
                                                             --------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)               $  522,451,107   $  641,349,158
                                                             ==============   ==============
(A) Overdistributed net investment income                    $      (10,982)  $       (7,622)
                                                             ==============   ==============

----------
* Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 14 and 15.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     GALAXY                                  GALAXY
                                                                  INSTITUTIONAL                      INSTITUTIONAL TREASURY
                                                               MONEY MARKET FUND                        MONEY MARKET FUND
                                                      ------------------------------------   --------------------------------------
                                                              YEAR ENDED OCTOBER 31,                  YEAR ENDED OCTOBER 31,
                                                             2005               2004                2005                 2004
                                                      -----------------   ----------------   -------------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD                     $   3,831,491,544   $  4,433,279,838   $     3,517,328,150   $  3,972,607,916
                                                      -----------------   ----------------   -------------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                     92,009,794         53,347,060            56,045,822         34,624,463
   Net realized gain (loss) on investments sold                   5,676             (7,553)               (7,012)             9,785
                                                      -----------------   ----------------   -------------------   ----------------
      Net increase in net assets resulting from
         operations                                          92,015,470         53,339,507            56,038,810         34,634,248
                                                      -----------------   ----------------   -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
      Net investment income                                 (71,616,972)       (42,912,880)          (54,723,872)       (33,996,195)
                                                      -----------------   ----------------   -------------------   ----------------
   SELECT SHARES: *
      Net investment income                                 (17,220,722)        (8,915,509)             (259,125)          (270,033)
                                                      -----------------   ----------------   -------------------   ----------------
   PREFERRED SHARES: *
      Net investment income                                  (3,182,518)        (1,558,260)           (1,099,777)          (498,656)
                                                      -----------------   ----------------   -------------------   ----------------
         Total distributions to shareholders                (92,020,212)       (53,386,649)          (56,082,774)       (34,764,884)
                                                      -----------------   ----------------   -------------------   ----------------
NET DECREASE FROM SHARE TRANSACTIONS(1)                  (1,536,961,632)      (601,741,152)       (2,838,396,047)      (455,149,130)
                                                      -----------------   ----------------   -------------------   ----------------
   Net decrease in net assets                            (1,536,966,374)      (601,788,294)       (2,838,440,011)      (455,279,766)
                                                      -----------------   ----------------   -------------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)        $   2,294,525,170   $  3,831,491,544   $       678,888,139   $  3,517,328,150
                                                      =================   ================   ===================   ================
(A) Overdistributed net investment income             $         (35,806)  $        (25,388)  $           (81,541)  $        (44,589)
                                                      =================   ================   ===================   ================

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS--
CAPITAL STOCK ACTIVITY

                                                                            GALAXY
                                                                   INSTITUTIONAL GOVERNMENT
                                                                      MONEY MARKET FUND
                                                            -------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                                  2005                  2004
                                                            ---------------       ---------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                     $ 2,278,508,400       $ 2,432,719,924
   Issued to shareholders in reinvestment of dividends            7,871,506             3,452,578
   Repurchased                                               (2,397,956,159)       (2,617,179,273)
                                                            ---------------       ---------------
   Net decrease in shares outstanding                       $  (111,576,253)      $  (181,006,771)
                                                            ===============       ===============
SELECT SHARES: *
   Sold                                                     $   215,354,658       $   244,341,356
   Issued to shareholders in reinvestment of dividends            1,886,628               708,263
   Repurchased                                                 (229,333,245)         (211,078,062)
                                                            ---------------       ---------------
   Net increase (decrease) in shares outstanding            $   (12,091,959)      $    33,971,557
                                                            ===============       ===============
PREFERRED SHARES: *
   Sold                                                     $    39,181,295       $    64,860,275
   Issued to shareholders in reinvestment of dividends              307,420               311,582
   Repurchased                                                  (34,714,350)         (109,085,040)
                                                            ---------------       ---------------
   Net increase (decrease) in shares outstanding            $     4,774,365       $   (43,913,183)
                                                            ===============       ===============
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                       2,278,508,400         2,432,719,924
   Issued to shareholders in reinvestment of dividends            7,871,506             3,452,578
   Repurchased                                               (2,397,956,159)       (2,617,179,273)
                                                            ---------------       ---------------
   Net decrease in shares outstanding                          (111,576,253)         (181,006,771)
                                                            ===============       ===============
SELECT SHARES: *
   Sold                                                         215,354,658           244,341,356
   Issued to shareholders in reinvestment of dividends            1,886,628               708,263
   Repurchased                                                 (229,333,245)         (211,078,062)
                                                            ---------------       ---------------
   Net increase (decrease) in shares outstanding                (12,091,959)           33,971,557
                                                            ===============       ===============
PREFERRED SHARES: *
   Sold                                                          39,181,295            64,860,275
   Issued to shareholders in reinvestment of dividends              307,420               311,582
   Repurchased                                                  (34,714,350)         (109,085,040)
                                                            ---------------       ---------------
   Net increase (decrease) in shares outstanding                  4,774,365           (43,913,183)
                                                            ===============       ===============

----------
* Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              GALAXY
                                                                           INSTITUTIONAL
                                                                         MONEY MARKET FUND
                                                            -----------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                                   2005                   2004
                                                            -----------------      ------------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                     $   8,170,032,714      $   12,259,510,935
   Issued to shareholders in reinvestment of dividends             20,130,683              18,512,380
   Repurchased                                                 (8,993,243,587)        (13,019,632,268)
                                                            -----------------      ------------------
   Net decrease in shares outstanding                       $    (803,080,190)     $     (741,608,953)
                                                            =================      ==================
SELECT SHARES: *
   Sold                                                     $   3,092,417,709      $    3,777,546,117
   Issued to shareholders in reinvestment of dividends             17,220,722               8,915,509
   Repurchased                                                 (3,776,325,860)         (3,648,247,096)
                                                            -----------------      ------------------
   Net increase (decrease) in shares outstanding            $    (666,687,429)     $      138,214,530
                                                            =================      ==================
PREFERRED SHARES: *
   Sold                                                     $     839,157,683      $    1,215,369,087
   Issued to shareholders in reinvestment of dividends              3,182,517               1,558,260
   Repurchased                                                   (909,534,213)         (1,215,274,076)
                                                            -----------------      ------------------
   Net increase (decrease) in shares outstanding            $     (67,194,013)     $        1,653,271
                                                            =================      ==================
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                         8,170,032,714          12,259,510,935
   Issued to shareholders in reinvestment of dividends             20,130,683              18,512,380
   Repurchased                                                 (8,993,243,587)        (13,019,632,268)
                                                            -----------------      ------------------
   Net decrease in shares outstanding                            (803,080,190)           (741,608,953)
                                                            =================      ==================
SELECT SHARES: *
   Sold                                                         3,092,417,709           3,777,546,117
   Issued to shareholders in reinvestment of dividends             17,220,722               8,915,509
   Repurchased                                                 (3,776,325,860)         (3,648,247,096)
                                                            -----------------      ------------------
   Net increase (decrease) in shares outstanding                 (666,687,429)            138,214,530
                                                            =================      ==================
PREFERRED SHARES: *
   Sold                                                           839,157,683           1,215,369,087
   Issued to shareholders in reinvestment of dividends              3,182,517               1,558,260
   Repurchased                                                   (909,534,213)         (1,215,274,076)
                                                            -----------------      ------------------
   Net increase (decrease) in shares outstanding                  (67,194,013)              1,653,271
                                                            =================      ==================

                                                                              GALAXY
                                                                      INSTITUTIONAL TREASURY
                                                                         MONEY MARKET FUND
                                                            ------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                                   2005                     2004
                                                            -------------------      -----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold                                                     $    8,851,211,507       $   9,330,257,949
   Issued to shareholders in reinvestment of dividends               8,389,975               4,222,319
   Repurchased                                                 (11,656,797,404)         (9,755,492,405)
                                                            ------------------       -----------------
   Net decrease in shares outstanding                       $   (2,797,195,922)      $    (421,012,137)
                                                            ==================       =================
SELECT SHARES: *
   Sold                                                     $      127,223,107       $     102,369,051
   Issued to shareholders in reinvestment of dividends                 259,125                 270,033
   Repurchased                                                    (144,193,655)           (118,428,488)
                                                            ------------------       -----------------
   Net increase (decrease) in shares outstanding            $      (16,711,423)      $     (15,789,404)
                                                            ==================       =================
PREFERRED SHARES: *
   Sold                                                     $      110,979,771       $     180,614,258
   Issued to shareholders in reinvestment of dividends               1,099,530                 498,656
   Repurchased                                                    (136,568,003)           (199,460,503)
                                                            ------------------       -----------------
   Net increase (decrease) in shares outstanding            $      (24,488,702)      $     (18,347,589)
                                                            ==================       =================
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold                                                          8,851,211,501           9,330,257,949
   Issued to shareholders in reinvestment of dividends               8,389,975               4,222,319
   Repurchased                                                 (11,656,797,404)         (9,755,492,405)
                                                            ------------------       -----------------
   Net decrease in shares outstanding                           (2,797,195,928)           (421,012,137)
                                                            ==================       =================
SELECT SHARES: *
   Sold                                                            127,223,107             102,369,051
   Issued to shareholders in reinvestment of dividends                 259,125                 270,033
   Repurchased                                                    (144,193,655)           (118,428,488)
                                                            ------------------       -----------------
   Net increase (decrease) in shares outstanding                   (16,711,423)            (15,789,404)
                                                            ==================       =================
PREFERRED SHARES: *
   Sold                                                            110,979,771             180,614,258
   Issued to shareholders in reinvestment of dividends               1,099,530                 498,656
   Repurchased                                                    (136,568,003)           (199,460,503)
                                                            ------------------       -----------------
   Net increase (decrease) in shares outstanding                   (24,488,702)            (18,347,589)
                                                            ==================       =================

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               INCOME FROM
                                INVESTMENT       LESS
                                OPERATIONS   DISTRIBUTIONS
                               -----------   -------------

                  NET ASSET                  DISTRIBUTIONS      NET INCREASE
                    VALUE           NET        FROM NET          (DECREASE)
                  BEGINNING     INVESTMENT    INVESTMENT           IN NET
                  0F PERIOD       INCOME        INCOME           ASSET VALUE
                  ---------     ----------   -------------      ------------
INSTITUTIONAL
10/31/05           $1.00          $0.027       $(0.027)              $--
10/31/04(1)         1.00           0.011        (0.011)               --
10/31/03            1.00           0.011        (0.011)               --
10/31/02            1.00           0.017        (0.017)               --
10/31/01            1.00           0.046        (0.046)               --

SELECT
10/31/05            1.00           0.026        (0.026)               --
10/31/04(1)         1.00           0.010        (0.010)               --
10/31/03(2)         1.00           0.006        (0.006)               --

PREFERRED
10/31/05            1.00           0.024        (0.024)               --
10/31/04(1)         1.00           0.008        (0.008)               --
10/31/03(2)         1.00           0.005        (0.005)               --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on February 28, 2003.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          RATIOS TO AVERAGE NET ASSETS
                                                               -----------------------------------------------------
                                                                RATIO OF NET          RATIO OF          RATIO OF
                                                                 INVESTMENT          OPERATING          OPERATING
                   NET ASSET                   NET ASSETS         INCOME              EXPENSES          EXPENSES
                     VALUE                       END OF          INCLUDING           INCLUDING          EXCLUDING
                    END OF       TOTAL           PERIOD        REIMBURSEMENT/      REIMBURSEMENT/     REIMBURSEMENT/
                    PERIOD     RETURN(3)     (IN THOUSANDS)        WAIVER              WAIVER             WAIVER
                   ---------   ---------     --------------    --------------      --------------     --------------
INSTITUTIONAL
10/31/05            $1.00         2.72%       $   431,820           2.62%               0.20%              0.31%
10/31/04(1)          1.00         1.07%           543,400           1.05%               0.19%              0.31%
10/31/03             1.00         1.07%           724,417           1.04%               0.18%              0.31%
10/31/02             1.00         1.71%           369,381           1.68%               0.30%              0.30%
10/31/01             1.00         4.71%           324,272           4.55%               0.27%              0.34%

SELECT
10/31/05             1.00         2.62%            72,418           2.52%               0.30%              0.46%
10/31/04(1)          1.00         0.97%            84,511           0.95%               0.28%              0.46%
10/31/03(2)          1.00         0.63%**          50,540           0.94%*              0.28%*             0.46%*

PREFERRED
10/31/05             1.00         2.47%            18,213           2.37%               0.45%              0.57%
10/31/04(1)          1.00         0.82%            13,439           0.80%               0.43%              0.56%
10/31/03(2)          1.00         0.51%**          57,353           0.79%*              0.43%*             0.56%*

GALAXY INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT             LESS
                                       OPERATIONS         DISTRIBUTIONS
                                      -----------         -------------
                                                                                  NET
                     NET ASSET                            DISTRIBUTIONS        INCREASE
                       VALUE              NET               FROM NET          (DECREASE)
                     BEGINNING         INVESTMENT          INVESTMENT          IN NET
                     0F PERIOD           INCOME              INCOME          ASSET VALUE
                     ---------        -----------         -------------      ------------
INSTITUTIONAL
10/31/05               $ 1.00           $ 0.028             $ (0.028)            $ --
10/31/04(1)              1.00             0.011               (0.011)              --
10/31/03                 1.00             0.011               (0.011)              --
10/31/02                 1.00             0.017               (0.017)              --
10/31/01                 1.00             0.045               (0.045)              --

SELECT
10/31/05                 1.00             0.027               (0.027)              --
10/31/04(1)              1.00             0.010               (0.010)              --
10/31/03                 1.00             0.010               (0.010)              --
10/31/02                 1.00             0.016               (0.016)              --
10/31/01(2)              1.00             0.025               (0.025)              --

PREFERRED
10/31/05                 1.00             0.025               (0.025)              --
10/31/04(1)              1.00             0.009               (0.009)              --
10/31/03                 1.00             0.009               (0.009)              --
10/31/02                 1.00             0.015               (0.015)              --
10/31/01(2)              1.00             0.024               (0.024)              --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   RATIOS TO AVERAGE NET ASSETS
                                                         ------------------------------------------------
                                                          RATIO OF NET       RATIO OF         RATIO OF
                                                           INVESTMENT        OPERATING        OPERATING
                NET ASSET                 NET ASSETS         INCOME          EXPENSES         EXPENSES
                  VALUE                     END OF          INCLUDING        INCLUDING        EXCLUDING
                  END OF      TOTAL         PERIOD       REIMBURSEMENT/   REIMBURSEMENT/   REIMBURSEMENT/
                  PERIOD    RETURN(3)   (IN THOUSANDS)       WAIVER           WAIVER           WAIVER
                ---------   ---------   --------------   --------------   --------------   --------------
INSTITUTIONAL
10/31/05         $ 1.00       2.80%      $ 2,094,764         2.69%             0.18%           0.29%
10/31/04(1)        1.00       1.12%        2,897,846         1.11%             0.17%           0.28%
10/31/03           1.00       1.15%        3,639,495         1.10%             0.14%           0.28%
10/31/02           1.00       1.72%        1,239,803         1.72%             0.26%           0.30%
10/31/01           1.00       4.64%        1,035,540         4.27%             0.30%           0.31%

SELECT
10/31/05           1.00       2.69%          107,770         2.59%             0.28%           0.44%
10/31/04(1)        1.00       1.02%          774,460         1.01%             0.27%           0.43%
10/31/03           1.00       1.03%          636,252         1.00%             0.24%           0.43%
10/31/02           1.00       1.61%           39,481         1.61%             0.37%           0.44%
10/31/01(2)        1.00       2.55%**             52         4.18%*            0.39%*          0.40%*

PREFERRED
10/31/05           1.00       2.54%           91,991         2.44%             0.43%           0.54%
10/31/04(1)        1.00       0.87%          159,185         0.86%             0.42%           0.53%
10/31/03           1.00       0.90%          157,533         0.85%             0.39%           0.53%
10/31/02           1.00       1.51%            4,748         1.53%             0.45%           0.54%
10/31/01(2)        1.00       2.43%**             52         4.07%*            0.49%*          0.50%*

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      INCOME FROM
                                       INVESTMENT             LESS
                                       OPERATIONS         DISTRIBUTIONS
                                      -----------         -------------
                                                                                  NET
                     NET ASSET                            DISTRIBUTIONS        INCREASE
                       VALUE              NET               FROM NET          (DECREASE)
                     BEGINNING         INVESTMENT          INVESTMENT          IN NET
                     OF PERIOD           INCOME              INCOME          ASSET VALUE
                     ---------        -----------         -------------      ------------
INSTITUTIONAL
10/31/05               $ 1.00           $ 0.025             $ (0.025)            $ --
10/31/04(1)              1.00             0.009               (0.009)              --
10/31/03                 1.00             0.010               (0.010)              --
10/31/02                 1.00             0.017               (0.017)              --
10/31/01                 1.00             0.045               (0.045)              --

SELECT
10/31/05                 1.00             0.024               (0.024)              --
10/31/04(1)              1.00             0.008               (0.008)              --
10/31/03                 1.00             0.009               (0.009)              --
10/31/02                 1.00             0.016               (0.016)              --
10/31/01(2)              1.00             0.025               (0.025)              --

PREFERRED
10/31/05                 1.00             0.023               (0.023)              --
10/31/04(1)              1.00             0.007               (0.007)              --
10/31/03                 1.00             0.007               (0.007)              --
10/31/02                 1.00             0.015               (0.015)              --
10/31/01(2)              1.00             0.024               (0.024)              --

----------
*     Annualized

**    Not Annualized

(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

(2) The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares) on March 1, 2001.

(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   RATIOS TO AVERAGE NET ASSETS
                                                         ------------------------------------------------
                                                          RATIO OF NET       RATIO OF         RATIO OF
                                                           INVESTMENT        OPERATING        OPERATING
                NET ASSET                 NET ASSETS         INCOME          EXPENSES         EXPENSES
                  VALUE                     END OF          INCLUDING        INCLUDING        EXCLUDING
                  END OF      TOTAL         PERIOD       REIMBURSEMENT/   REIMBURSEMENT/   REIMBURSEMENT/
                  PERIOD    RETURN(3)   (IN THOUSANDS)       WAIVER           WAIVER           WAIVER
                ---------   ---------   --------------   --------------   --------------   --------------
INSTITUTIONAL
10/31/05         $ 1.00       2.56%      $   639,330         2.27%            0.29%            0.30%
10/31/04(1)        1.00       0.93%        3,436,569         0.91%            0.28%            0.28%
10/31/03           1.00       0.98%        3,857,708         0.98%            0.28%            0.28%
10/31/02           1.00       1.69%        4,963,246         1.68%            0.28%            0.28%
10/31/01           1.00       4.60%        5,378,265         4.44%            0.28%            0.29%

SELECT
10/31/05           1.00       2.46%            4,406         2.17%            0.39%            0.45%
10/31/04(1)        1.00       0.83%           21,118         0.81%            0.38%            0.43%
10/31/03           1.00       0.87%           36,908         0.88%            0.38%            0.43%
10/31/02           1.00       1.57%               53         1.57%            0.39%            0.39%
10/31/01(2)        1.00       2.48%**             52         4.34%*           0.38%*           0.39%*

PREFERRED
10/31/05           1.00       2.34%           35,152         2.05%            0.51%            0.54%
10/31/04(1)        1.00       0.70%           59,641         0.68%            0.51%            0.53%
10/31/03           1.00       0.75%           77,991         0.75%            0.51%            0.53%
10/31/02           1.00       1.47%           70,051         1.46%            0.50%            0.53%
10/31/01(2)        1.00       2.43%**         44,102         4.24%*           0.48%*           0.53%*

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

      The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund," collectively referred to as the "Funds"):

        Galaxy Institutional Government Money Market Fund
        Galaxy Institutional Money Market Fund
        Galaxy Institutional Treasury Money Market Fund

      As disclosed in Note 9, the Funds have merged into corresponding portfolios in the Columbia Funds Series Trust.

INVESTMENT GOAL

      The Galaxy Institutional Government Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund seek to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

FUND SHARES

      The Funds may issue an unlimited number of shares. Each Fund offers three classes of shares: Institutional Shares, Select Shares and Preferred Shares. Each series of shares is available for purchase by financial institutions that are purchasing shares of the Funds on behalf of their customers. Institutional Shares are also available for purchase by institutional investors. Each series of shares is offered continuously at net asset value and has its own expense structure.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

      Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and there-after assuming a constant accretion or amortization to maturity of any discount or premium to provide a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

      Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

      Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation, including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period in which the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS

      Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF CLASS NET ASSET VALUES

      All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS

      Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund

NOTES TO FINANCIAL STATEMENTS

intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

      The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. None of the Funds had any reclassifications for the fiscal year ended October 31, 2005.

      The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                                   OCTOBER 31, 2005
                                                   ----------------
                                      TAX-EXEMPT       ORDINARY       CAPITAL
FUND                                    INCOME          INCOME         GAINS
----                                    ------          ------         -----
Galaxy Institutional
  Government Money
  Market Fund .....................     $   --      $   17,216,768     $  --
Galaxy Institutional
  Money Market Fund ...............         --          92,020,212        --
Galaxy Institutional Treasury
  Money Market Fund ...............         --          56,082,774        --

                                                   OCTOBER 31, 2004
                                                   ----------------
                                      TAX-EXEMPT       ORDINARY       CAPITAL
FUND                                    INCOME          INCOME         GAINS
----                                    ------          ------         -----
Galaxy Institutional
  Government Money
  Market Fund .....................     $   --      $    8,368,856     $  --
Galaxy Institutional
  Money Market Fund ...............         --          53,386,506       143
Galaxy Institutional Treasury
  Money Market Fund ...............         --          34,764,884        --

      As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                 UNDISTRIBUTED    UNDISTRIBUTED
                                                   ORDINARY        LONG-TERM
FUND                                                INCOME        CAPITAL GAIN
----                                                ------        ------------
Galaxy Institutional
  Government Money
  Market Fund ................................    $   853,832        $    --
Galaxy Institutional
  Money Market Fund ..........................      5,286,655             --
Galaxy Institutional Treasury
  Money Market Fund ..........................      1,176,225             --

      The following capital loss carryforwards, determined as of October 31, 2005, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

FUND                                                       AMOUNT     EXPIRATION
----                                                       ------     ----------
Galaxy Institutional Government
  Money Market Fund ..............................        $    102       2012
                                                               844       2013
Galaxy Institutional
  Money Market Fund ..............................           1,877       2012
Galaxy Institutional Treasury
  Money Market Fund ..............................           7,012       2013

      The following capital loss carryforward was utilized/expired during the year end October 31, 2005. An expired capital loss carryfor-ward is recorded as a reduction of paid-in capital.

FUND                                                       AMOUNT
----                                                       ------
Galaxy Institutional
  Money Market Fund ..............................        $   5,676

NOTE 4. FEES AND COMPENSATION

INVESTMENT ADVISORY FEE

      Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation, is the investment advisor to the Funds. On September 30, 2005, Columbia Management Advisors, Inc. ("CMA"), which prior to such date served as Galaxy's investment advisor, was merged into Columbia. Prior to September 30, 2005, Columbia was known as Banc of America Capital Management, LLC. Columbia receives a monthly investment advisory fee, computed daily and payable monthly at the annual rate of 0.20% of the average daily net assets of each Fund.

      Columbia has voluntarily agreed to waive a portion of its investment advisory fee so that such fee will not exceed 0.09% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Columbia, at its discretion, may revise or discontinue this waiver any time.

      For the year ended October 31, 2005, the annualized effective investment advisory fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were 0.09%, 0.09% and 0.20%, respectively.

ADMINISTRATION FEE

      Columbia (and prior to September 30, 2005, CMA) is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees it receives to PFPC (0.01375%), as sub-administrator to the Trust.

NOTES TO FINANCIAL STATEMENTS

Under its agreement with the Funds, Columbia receives a monthly administration fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

           AVERAGE DAILY NET ASSETS               ANNUAL FEE RATE
           ------------------------               ---------------
           First $30 billion ..................       0.067%
           Over $30 billion ...................       0.050%

      For the year ended October 31, 2005, the effective administration fee rate for the Funds was 0.067%.

PRICING AND BOOKKEEPING FEES

      Columbia (and prior to September 30, 2005, CMA) is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

      Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

           AVERAGE DAILY NET ASSETS                            ANNUAL FEE RATE
           ------------------------                            ---------------
           Under $50 million ...............................      $  25,000
           Of $50 million but less than $200 million .......      $  35,000
           Of $200 million but less than $500 million ......      $  50,000
           Of $500 million but less than $1 billion ........      $  85,000
           In excess of $1 billion .........................      $ 125,000

      For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held in each Fund.

      For the year ended October 31, 2005, the effective pricing and bookkeeping fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, inclusive of out-of-pocket expenses, were 0.015%, 0.004% and 0.005%, respectively.

TRANSFER AGENT FEE

      Effective June 13, 2005, Columbia Management Services, Inc. (formerly known as Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $20.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and is entitled to retain all interest (less bank charges) on certain accounts maintained by the Transfer Agent. Prior to June 13, 2005, PFPC served as the Funds' transfer agent and dividend disbursing agent.

SHAREHOLDER SERVICE FEES

      Columbia Management Distributors, Inc. (formerly known as Columbia Funds Distributor, Inc.) (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

      The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Select Shares and Preferred Shares of the Funds. The Services Plan provides compensation to institutions (including affiliates of Columbia) which provide administrative and support services to their customers who beneficially own Select Shares and/or Preferred Shares. Payments by the Trust for shareholder liaison services may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund. Payments by the Trust for shareholder administrative support services may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund.

      The Trust is currently limiting total payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of average daily net assets attributable to the Select Shares and Preferred Shares, respectively, of each Fund. In addition, affiliates of Columbia have voluntarily agreed to further limit total payments under the Services Plan for the Select Shares of each Fund, so that the total fees will not exceed 0.10% annually of the average daily net assets attributable to the Select Shares. These affiliates, at their discretion, may revise or discontinue this waiver at any time.

EXPENSE LIMITS AND FEE WAIVERS

      Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

FUND                                          INSTITUTIONAL   SELECT   PREFERRED
----                                          -------------   ------   ---------
Galaxy Institutional Government
  Money Market Fund .......................       0.20%        0.47%     0.57%
Galaxy Institutional Treasury
  Money Market Fund ......................        0.30%        0.41%     0.51%

      Effective September 23, 2005, Columbia has agreed contractually to waive fees and reimburse expenses for a one-year period so that total expenses (exclusive of shareholder service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.16% for the Galaxy Institutional Money Market Fund.

      Prior to September 23, 2005, Columbia and its affiliates voluntarily waived fees and/or reimbursed the Galaxy Institutional Money Market Fund for certain expenses to the extent that total expenses (exclusive of interest, taxes and extraordinary expenses, if any) exceeded 0.20%, 0.35% and 0.45% for the Institutional, Select and Preferred Shares of the Fund, respectively.

NOTES TO FINANCIAL STATEMENTS

      For the year ended October 31, 2005, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                           FEES        EXPENSES
FUND                                                      WAIVED      REIMBURSED
----                                                      ------      ----------
Galaxy Institutional Government
  Money Market Fund .................................   $   773,720   $  27,259
Galaxy Institutional
  Money Market Fund .................................     4,154,945      78,647
Galaxy Institutional Treasury
  Money Market Fund .................................        13,635     192,468

FEES PAID TO OFFICERS AND TRUSTEES

      The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for the office of the Chief Compliance Officer will not exceed $15,000 per year.

      The Trustees of the Trust may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the assets of the Funds and other funds offered by the Trust.

OTHER

      Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the year ended October 31, 2005, the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund paid $2,288, $5,947 and $4,057, respectively, to Columbia for such services. These amounts are included in "Miscellaneous" expense on the Statement of Operations.

      Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DB&R"). A partner of that firm serves as an officer of the Trust. For the year ended October 31, 2005, the Funds incurred legal fees from DB&R as follows:

                                                                     UNPAID AT
FUND                                                  FEES      OCTOBER 31, 2005
----                                                  ----      ----------------
Galaxy Institutional Government
  Money Market Fund ............................   $   19,563      $   7,643
Galaxy Institutional
  Money Market Fund ............................      119,014         58,445
Galaxy Institutional Treasury
  Money Market Fund ............................      108,573         62,640

NOTE 5. SHARES OF BENEFICIAL INTEREST

      As of October 31, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                                               NUMBER OF         % OF SHARES
FUND                                          SHAREHOLDERS      OUTSTANDING HELD
----                                          ------------      ----------------
Galaxy Institutional Government
Money Market Fund
  Institutional Shares .....................       2                  100%
  Preferred Shares .........................       1                  100%
  Select Shares ............................       1                  100%
Galaxy Institutional
Money Market Fund
  Institutional Shares .....................       2                   99%
  Preferred Shares .........................       1                  100%
  Select Shares ............................       1                  100%
Galaxy Institutional Treasury
Money Market Fund
  Institutional Shares .....................       2                   91%
  Preferred Shares .........................       1                  100%
  Select Shares ............................       1                  100%

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

      On February 9, 2005, CMA (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. ("the Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

      Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds (including the Trust) have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

NOTES TO FINANCIAL STATEMENTS

      Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Columbia Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or its shareholders cannot currently be determined.

      As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

      A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

      In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

      The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

      On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

      The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

      On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Columbia Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims without prejudice, which was so-ordered by the judge on or about November 9, 2005.

      In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits alleged, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

NOTE  7. BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

      At a meeting held on July 21, 2005, the Board of Trustees of Galaxy, including a majority of the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with CMA with respect to each of the Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund for an additional six-month period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of CMA's services provided to each Fund and CMA's experience and qualifications. Among other items, the trustees also reviewed and considered:
(1) a Lipper report comparing: (i) the performance of each class of shares of each Fund to the applicable Lipper average and performance universe average,
(ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each class of shares of each Fund to peer expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administration fees) for each class of shares of each Fund to peer expense groups; (2) a report from CMA as to its analysis and conclusions relating to the Lipper data; (3) a report from CMA as to its analysis and conclusions relating to the manage-

NOTES TO FINANCIAL STATEMENTS

ment fees (comprised of advisory fees and administration fees) charged to all pooled money market investment products advised by CMA and its affiliates and CMA's undertaking to reduce the annual management fees for the Galaxy Institutional Treasury Money Market Fund to 0.20% through waivers; (4) a report on CMA's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by CMA or any of its affiliates as a result of CMA's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by CMA in providing such advisory services to Galaxy; and (5) a report from CMA as to the potential for economies of scale within the Columbia fund complex.

      The Trustees also considered the civil complaints that had been filed in February 2004 by the SEC and the Attorney General of New York (NYAG) against CMA and the Distributor alleging (i) in the case of the SEC, that CMA and the Distributor had violated certain provisions of the federal securities law in connection with mutual fund trading activity, and (ii) in the case of the NYAG, that CMA and the Distributor had violated certain New York anti-fraud statutes. The trustees reviewed and considered the remedial actions that had been taken by CMA and the Distributor as a result of these charges and the terms and conditions contained in CMA's and the Distributor's agreements with the SEC and the NYAG in settlement of the charges. In this regard, the trustees met in executive session with Galaxy's Independent Fee Consultant ("IFC"), who had been appointed pursuant to a condition in CMA's and the Distributor's settlement order with the NYAG. The IFC discussed various matters with the trustees as a result of his review of the materials provided by CMA in connection with the continuation of Galaxy's advisory agreement.

      After discussion, the Board of Trustees, including a majority of those trustees who are not "interested persons" of Galaxy (as defined in the 1940 Act) ("Independent Trustees"), reached the following conclusions: (1) CMA had the capabilities, resources and personnel necessary to manage each Fund; (2) based on the services that CMA would provide to each Fund under the investment advisory agreement and the expenses incurred by CMA in the performance of such services and considering CMA's undertaking as to management fees for the Galaxy Institutional Treasury Money Market Fund, the compensation to be paid to CMA was fair and equitable with respect to each Fund; (3) the difference in management fees (i) between the Funds and other fund families advised by CMA and its affiliates were appropriate given the difference in scale between the products and (ii) between the Funds and institutional separate accounts advised by CMA and its affiliates was reasonable in light of the differing service levels and portfolio management requirements; (4) CMA's direct and indirect expenses and resulting profitability in providing advisory services to Galaxy was reasonable and that such profitability was likely to decline as assets migrated out of the Funds; and (5) economies of scale in the Columbia fund complex were generally limited to large funds with mature disciplines. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Funds to continue the investment advisory agreement with CMA for an additional six-month period.

NOTE  8. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

      In connection with the consolidation of its mutual fund operations, Columbia Management Group proposed the reorganization of the Funds and the other Galaxy portfolios into corresponding portfolios of Columbia Funds Series Trust (formerly known as Nations Funds Trust) managed by Columbia, including the subsequent deregistration of Galaxy as an investment company under the 1940 Act and its termination as a business trust under Massachusetts law. On August 2, 2005, Galaxy's Board of Trustees unanimously approved Agreements and Plans of Reorganization among Galaxy, Columbia Funds Series Trust and Columbia. The Board of Trustees of Columbia Funds Series Trust also approved the Agreements and Plans of Reorganization. At a special meeting of shareholders held on November 16, 2005, shareholders of the Funds approved the Agreements and Plans of Reorganization with respect to their respective Funds. The following were the results of the vote:

FUND                                       FOR         AGAINST     ABSTAIN
----                                       ---         -------     -------
Galaxy Institutional Government
   Money Market Fund ..............     391,821,880         -0-     407,052
Galaxy Institutional
   Money Market Fund ..............   2,502,323,482   4,161,445   9,546,144
Galaxy Institutional Treasury
   Money Market Fund ..............     570,012,236     134,699   2,836,882

NOTE 9. SUBSEQUENT EVENT - COMPLETION OF THE REORGANIZATION OF THE FUNDS (UNAUDITED)

      As of 4:00 p.m. Eastern Time on November 23, 2005, the reorganization of each Fund had been completed. In connection with the reorganization, the assets and liabilities of each Fund were transferred to corresponding portfolios ("Columbia Funds") of Columbia Funds Series Trust as follows:

GALAXY FUND

Galaxy Institutional Government
   Money Market Fund
      Institutional Shares
      Select Shares
      Preferred Shares

Galaxy Institutional
   Money Market Fund
      Institutional Shares
      Select Shares
      Preferred Shares

CORRESPONDING COLUMBIA FUND

Columbia Government
   Plus Reserves
      Capital Class Shares
      Trust Class Shares
      Adviser Class Shares

   Columbia Prime Reserves
      Capital Class Shares
      Trust Class Shares
      Adviser Class Shares

NOTES TO FINANCIAL STATEMENTS

GALAXY FUND
Galaxy Institutional Treasury
   Money Market Fund
      Institutional Shares
      Select Shares
      Preferred Shares

CORRESPONDING COLUMBIA FUND

Columbia Treasury Reserves
   Capital Class Shares
   Trust Class Shares
   Adviser Class Shares

      Columbia Government Plus Reserves and Columbia Prime Reserves are continuing the business, including carrying forward the financial and performance history, of the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Money Market Fund, respectively, following the reorganization.

      On November 21, 2005, Columbia Government Plus Reserves acquired all the assets and liabilities of the Galaxy Institutional Government Money Market Fund, as well as all of the assets and liabilities of the Galaxy Government Money Market Fund (not presented as part of this Financial Statement), pursuant to an Agreement and Plan of Reorganization approved by the shareholders of each such Galaxy Fund on November 16, 2005. All of the assets and liabilities of the Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund have been transferred to the Columbia Government Plus Reserves in a tax-free exchange and the shareholders of the Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund have received 579,781,898.610 shares and 232,306,967.110 shares, respectively, of the Columbia Government Plus Reserves in exchange for their shares as follows:

                                                 BEFORE ACQUISITION                         AFTER ACQUISITION
                         ------------------------------------------------------------------------------------
                               COLUMBIA          GALAXY INSTITUTIONAL                            COLUMBIA
                            GOVERNMENT PLUS        GOVERNMENT MONEY     GALAXY GOVERNMENT    GOVERNMENT PLUS
                               RESERVES               MARKET FUND       MONEY MARKET FUND        RESERVES
                         ------------------------------------------------------------------------------------
Net Assets ...........           $ -0-           $     579,769,970.54   $  232,245,476.09   $  812,015,446.63
Shares Outstanding ...             -0-                579,781,898.610     232,306,967.110     812,088,865.720

      On November 23, 2005, Columbia Prime Reserves acquired all of the assets and liabilities of the Galaxy Institutional Money Market Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of such Galaxy Fund on November 16, 2005. All of the assets and liabilities of the Galaxy Institutional Money Market Fund have been transferred to the Columbia Prime Reserves in a tax-free exchange and the shareholders of the Galaxy Institutional Money Market Fund have received 2,233,470,663.890 shares of the Columbia Prime Reserves in exchange for their shares as follows:

                                    BEFORE ACQUISITION               AFTER ACQUISITION
                         -------------------------------------------------------------
                                                     GALAXY
                         COLUMBIA PRIME           INSTITUTIONAL          COLUMBIA
                            RESERVES            MONEY MARKET FUND     PRIME RESERVES
                         -------------------------------------------------------------
Net Assets ...........        $ -0-           $   2,233,423,563.97   $2,233,423,563.97
Shares Outstanding ...          -0-              2,233,470,663.890    2,233,470,663.89

      On November 21, 2005, Columbia Treasury Reserves acquired all of the assets and liabilities of the Galaxy Institutional Treasury Money Market Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of such Galaxy Fund on November 16, 2005. All of the assets and liabilities of the Galaxy Institutional Treasury Money Market Fund have been transferred to the Columbia Treasury Reserves in a tax-free exchange and the shareholders of the Galaxy Institutional Treasury Money Market Fund have received 690,313,148.70 shares of the Columbia Treasury Reserves in exchange for their shares as follows:

                                    BEFORE ACQUISITION              AFTER ACQUISITION
                         ------------------------------------------------------------
                                                   GALAXY
                                                INSTITUTIONAL
                          COLUMBIA TREASURY        TREASURY             COLUMBIA
                               RESERVES        MONEY MARKET FUND    TREASURY RESERVES
                         ------------------------------------------------------------
Net Assets ...........   $ 12,576,174,547.92  $   690,052,606.38   $13,266,227,154.30
Shares Outstanding ...    12,579,464,241.243      690,313,148.70    13,269,777,389.94

      Capital loss carryforwards assumed by the surviving Funds may be subject to certain limitations under section 382-384 of the Internal Revenue Code.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Galaxy Fund:

      In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund, and Galaxy Institutional Treasury Money Market Fund, three of the portfolios comprising The Galaxy Fund, (collectively referred to hereafter as the "Funds") at October 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

      As disclosed in Note 9, the Funds merged into corresponding portfolios in the Columbia Funds Series Trust and ceased operations.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2005

ADDITIONAL INFORMATION (UNAUDITED)

TAX INFORMATION

      During the fiscal year ended October 31, 2005, the Funds earned the following percentages of their income from direct obligations of the U.S.
Government:

                                       U.S. GOVERNMENT
FUND                                       INCOME
----                                   ---------------
Galaxy Institutional Government
   Money Market Fund ..............        27.10%
Galaxy Institutional
   Money Market Fund ..............         4.40%
Galaxy Institutional Treasury
   Money Market Fund ..............         7.05%

      Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

TRUSTEE AND OFFICERS INFORMATION

      The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-800-345-6111.

                                                                                              NUMBER OF
                                            YEAR FIRST                                      PORTFOLIOS IN
                                            ELECTED OR                                     FUND COMPLEX(3)
NAME, ADDRESS            POSITION(S) HELD    APPOINTED        PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER DIRECTORSHIPS
AND AGE(1)                 WITH GALAXY     TO OFFICE(2)        DURING PAST 5 YEARS            BY TRUSTEE       HELD BY TRUSTEE(4)
----------------------- ------------------ ------------ ---------------------------------- --------------- -------------------------
INDEPENDENT TRUSTEES

James M. Seed(5)        Chairman & Trustee    5/26/88   President, The Astra Ventures,            10       Chairman and Director,
Age 64                                                  Incorporated (oil and gas                          Fischer-Watt Gold Co.
                                                        exploration;
                                                        land development; private equity).

Louis DeThomasis             Trustee          7/24/86   Chancellor, Saint Mary's                  10       Chairman of the Board,
Age 65                                                  University of
                                                        Minnesota since June 2005;                         GeoSpatial Services, Inc.
                                                        President,
                                                        Saint Mary's University of
                                                        Minnesota
                                                        prior thereto.

Kenneth A. Froot(6)          Trustee          12/5/00   Professor of Finance,                     10       None
Age 48                                                  Harvard University.

Dwight E. Vicks, Jr.(5)      Trustee          4/2/86    Chairman, Director and Treasurer,         10       Director, Utica First
Age 72                                                  Vicks Lithograph & Printing                        Insurance Company;
                                                        Corporation                                        Director, SBU Bank;
                                                        (book manufacturing).                              Director, Partners Trust
                                                                                                           Financial Group;
                                                                                                           Director, Monitor Life
                                                                                                           Insurance Company;
                                                                                                           Director, Commercial
                                                                                                           Travelers Mutual
                                                                                                           Insurance Company.

INTERESTED TRUSTEE

John T. O'Neill(7)           Trustee          2/25/88   Private Investor; Executive Vice          10       None
                                                        President
Age 61                                                  and Chief Financial Officer,
                                                        Hasbro, Inc.
                                                        (toy and game manufacturer) until
                                                        December 1999.

ADDITIONAL INFORMATION (UNAUDITED)

OFFICERS

NAME, ADDRESS AND AGE(1)               PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------------------------  ---------------------------------------------------------------------------------------------
Christoper L. Wilson (age 47)          Head of Mutual Funds since August, 2004 and Senior Vice President of the Advisor since
One Financial Center                   January, 2005; President of the Columbia Funds, Liberty Funds and Stein Roe Funds since
Boston, MA 02111                       October, 2004; President and Chief Executive Officer of the Nations Funds since January,
President (since 2005)                 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                       Liquidity Funds, plc. since May 2005; Director of Banc of America Capital Management
                                       (Ireland), Limited since May 2005; Senior Vice President of BACAP Distributors LLC since
                                       January, 2005; Director of FIM Funding, Inc. since January, 2005; Senior Vice President of
                                       Columbia Funds Distributor, Inc. since January, 2005; Director of Columbia Funds Services,
                                       Inc. since January, 2005 (formerly President and Chief Executive Officer, CDC IXIS Asset
                                       Management Services, Inc. from September, 1998 to August, 2004).

Glen P. Martin(8) (age 46)             Executive, Head of Business Management, National Sales & Services, Columbia Management
One Financial Center                   Group, Inc. since May 2004; Director, Money Market Business, Columbia Management Group, Inc.
Boston, MA 02111                       from January 2003 to April 2004; Director, Strategy and Product Management Division, and
Inc.,                                  Senior Vice President, Columbia Management Group, from March 2002 to December 2002; Interim
Executive Vice President (since 2005)  Managing Director, Mutual Fund Division, and Senior Vice President, Fleet Investment
                                       Management, from April 2001 to March 2002; Director, Product Development and Marketing and
                                       Senior Vice President, Fleet Investment Management, from March 1999 to April 2001; Vice
                                       President of Investment Marketing Management, Fleet Investment Management, from May 1997 to
                                       1999.

J. Kevin Connaughton (age 41)          Treasurer of the Columbia Funds and of the Liberty All-Star Funds since December 2000; Vice
One Financial Center                   President of the Advisor since April 2003 (formerly President of the Columbia Funds from
Boston, MA 02111                       February 2004 to October 2004; Chief Accounting Officer and Controller of the Liberty Funds
Treasurer (since 2002)                 and of the Liberty All-Star Funds from February 1998 to October 200); Treasurer of the
                                       Galaxy Funds since September 2002; Treasurer, Columbia Management Multi-Strategy Hedge
                                       Fund, LLC since December 2002 (formerly Vice President of Colonial Management Associates,
                                       Inc. from February 1998 to October 2000).

Mary Joan Hoene (age 55)               Chief Compliance Officer of the Galaxy Funds since September 2004; Chief Compliance Officer
40 West 57th Street                    of the Columbia Funds since August 2004; Chief Compliance Officer of the Liberty All-Star
New York, NY 10019                     Funds since August 2004 (formerly New Partner, Carter, Ledyard & Milburn LLP from January
Chief Compliance Officer (since 2004)  2001 to August 2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999 to December
                                       2000; Vice President and Counsel, Equitable Life Assurance Society of the United States from
                                       April 1998 to November 1999).

Michael G. Clarke (age 35)             Chief Accounting Officer of the Columbia Funds and of the Liberty All-Star Funds since 2004
One Financial Center                   (formerly Controller of the Columbia Funds and of the Liberty All-Star Funds from May 2004
Boston, MA 02111                       to October 2004; Assistant Treasurer from June 2002 to May 2004; Vice President, Product
Chief Accounting Officer (since 2004)  Strategy & Development of the Liberty Funds Group from February 2001 to June 2002; Assistant
                                       Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August 1999 to
                                       February 2001; Audit Manager, Deloitte & Touche LLP from May 1997 to August 1999).

Jeffrey R. Coleman (age 35)            Controller of the Columbia Funds and of the Liberty All-Star Funds since October 2004
One Financial Center                   (formerly Vice President of CDC IXIS Asset Management Services, Inc. and Deputy Treasurer of
Boston, MA 02111                       CDC Nvest Funds and Loomis Sayles Fund from February 2003 to September 2004; Assistant Vice
Controller (since 2004)                President of CDC IXIS Asset Management Services, Inc. and Assistant Treasurer of the CDC
                                       Nvest Funds from August 2000 to February 2003; Tax Manager of PFPC, Inc. from November 1996 to August 2000).

Mary Jo Reilly (age 57)                Partner of the law firm Drinker Biddle & Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
Secretary (since 2005)

ADDITIONAL INFORMATION (UNAUDITED)

1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

2. Each trustee holds office until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with the Trust's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust's Code of Regulations; or
      (c) the Trust terminates.

3. The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. As of the date of this report, each trustee oversees the ten portfolios of the Trust that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Prior to December 2, 2004, Mr. Froot was a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.

5. Mr. Vicks resigned as Chairman of the Board of Trustees of the Trust on December 2, 2004. Mr. Seed was elected Interim Chairman of the Board of Trustees of the Trust on December 10, 2004 and Chairman of the Board of Trustees of the Trust on May 27, 2005.

6. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into the Trust.

7. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by Bank of America Corporation.

8.    Mr. Martin served as President of Galaxy on March 4, 2004 until March 3,
      2005.

IMPORTANT INFORMATION ABOUT THIS REPORT

      INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

      The transfer agent for The Galaxy Fund ("Galaxy") is:

            Columbia Management Services, Inc.
            P.O. Box 8081
            Boston, MA 02266-8081

      Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call Columbia Management Services, Inc. toll-free at 1-800-345-6611 and additional reports will be sent to you.

      Financial advisors who want additional information about the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund should contact the distributor:

            Columbia Management Distributors, Inc.
            One Financial Center
            Boston MA 02111
            1-800-426-3750

      A description of the Funds' proxy voting policies and procedures is available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available at www.columbiamanagement.com.

      The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      This report has been prepared for shareholders of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund.

Annual report:
Galaxy Institutional Money Market Funds

[LOGO] GALAXY        P.O. Box 8026
        FUNDS        Boston, MA 02266-8026

AINSMM (01/01/06) 8548

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that John T. O'Neill, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. O'Neill is not "independent" as that term is defined in paragraph (a)(2) of this item's instructions because he is considered to be an "interested person" of the registrant as defined by the Investment Company Act of 1940. He is an "interested person" of the registrant because he owns securities issued by Bank of America Corporation, the parent of the registrant's investment adviser.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed for the three series of the registrant whose report to stockholders is included in this annual filing, as well as the three series of the registrant whose report to stockholders would have been included in this filing had they not liquidated during the period.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                               2005                2004

                              $62,500           $121,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                               2005                2004

                              $26,700            $19,200

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. In fiscal year 2005 Audit-Related Fees also include agreed-upon procedures related to a fund merger.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                               2005                2004

                              $29,100            $12,000

Tax Fees for the review of annual tax returns is included in both fiscal years 2005 and 2004. Fiscal year 2005 also includes agreed-upon procedures related to fund liquidations, consultations and the review of final tax returns.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are as follows:

                               2005                2004

                                $0                  $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The  Policy  does  not  delegate  the  Audit  Committee's   responsibilities  to
pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through June 30 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

      o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

      o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration and Fund counsel;

      o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request; and

      o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other independent member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee, the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

      o     A general description of the services,

      o     Actual billed and projected fees, and

      o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended October 31, 2005 and October 31, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended October 31, 2005 and October 31, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended October 31, 2005 and October 31, 2004, there were no Audit-Related Fees, Tax Fees or All Other Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended October 31, 2005 and October 31, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

      (a)(3) Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        THE GALAXY FUND
            -------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher L. Wilson
                         ------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date              DECEMBER 21, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Christopher L. Wilson
                         ------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date              DECEMBER 21, 2005
    ---------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. Kevin Connaughton
                         ------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                          (principal financial officer)

Date              DECEMBER 21, 2005
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or he signature.